Condensed Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 7,317	$ 7,660	$ 9,589	$ 20,155	$ 6,023
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	749	578	845	494	345
Stock-based compensation	677	390	506	373	902
Allowances for trade discounts and other	(579)	(477)	200	2,500	200
Inventory reserves	492		55		30
Excess tax benefit from stock-based compensation	(7,499)		(150)
Accretion of imputed interest on purchase of intangible asset	107
Change in fair value of convertible preferred stock warrant liability	13	538	1,726
Amortization of debt discount				144	143
Amortization of deferred financing costs	12	25	10	366	255
Deferred taxes	535	(332)	489	(7,134)
Changes in operating assets and liabilities:
Accounts receivable, net	2,339	3,737	(2,942)	(3,045)	(1,229)
Inventory	(11,417)	(2,478)	(604)	(1,561)	714
Income tax receivable	425
Prepaid expenses, other current and non-current assets	4,400	(508)	(65)	(352)	152
Accounts payable	3,417	(9,193)	(9,499)	3,735	2,568
Related-party payable	(1,305)	(3)	1,299	(97)	(178)
Accrued expenses and other non-current liabilities	4,527	(708)	(168)	2,660	(798)
Net cash provided by (used in) operating activities	4,210	(771)	1,291	18,238	9,127
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,498)	(1,504)	(3,538)	(886)	(373)
Purchase of intangible asset	(7)				(191)
Restricted cash					62
Net cash used in investing activities	(1,498)	(1,504)	(3,538)	(886)	(502)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from credit facility	2,952	52,114	72,389	7,344	100,327
Payments to credit facility	(15,748)	(38,812)	(59,593)	(7,344)	(100,327)
Dividends paid		(13,550)	(13,550)	(12,529)	(3,480)
Proceeds from common shares issued in initial public offering, net of issuance costs	11,146
Payment of deferred financing costs				(66)	(289)
Payment for intangible asset acquired by financing transaction	(7)				(191)
Payments of initial public offering costs		(1,841)	(3,368)
Repayment of notes payable				(6,000)
Net repurchase of stock options		(602)	(602)
Excess tax benefit from stock-based compensation	7,499		150
Proceeds from exercises of stock options	3,844	47	50	26	1
Net cash provided by (used in) financing activities	9,686	(2,644)	(4,524)	(18,569)	(3,768)
NET INCREASE (DECREASE) IN CASH	12,398	(4,919)	(6,771)	(1,217)	4,857
CASH - Beginning of period	562	7,333	7,333	8,550	3,693
CASH - End of period	12,960	2,414	562	7,333	8,550
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest			67	609	728
Cash paid for income taxes			6,153	1,491	400
NONCASH INVESTING AND FINANCING ACTIVITIES:
Purchase of property and equipment funded through accounts payable			23
Conversion of convertible preferred stock into common stock	81,373
Purchase of property and equipment funded through accrued expenses and accounts payable	425	120
Deferred initial public offering costs funded through accounts payable and accrued expenses		621	1,975
Intangible asset acquired by financing transaction		$ 1,023	$ 1,023